EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about changes in the fair value of plan assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Assets And Liabilities [Abstract]
Balance at January 1,	$ 217	$ 128
Interest income	7	4
Return, net of interest income - remeasurement gain (loss)	(12)	2
Benefits paid	(50)	(23)
Amounts deposited	116	101
Foreign currency translation effect	(1)	5
Balance at December 31,	$ 277	$ 217